LEASES (Tables)	12 Months Ended
Dec. 31, 2021
LEASES
Schedule Of Components of Lease Expense

	Years ended December 31,
	2020	2021
	RMB	RMB
Operating and short-term lease expense	58,723	48,131

Finance lease expense	600	600

Schedule Of Supplemental Cash Flow Information

	Years ended December 31,
	2020	2021
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	44,548	45,737
Operating cash flows from finance lease	—	—

Schedule Of Lease Terms And Discount Rates

	Years ended December 31,
	2020	2021
Weighted-average Remaining Lease Term
Operating leases	7.41 Years	7.08 Years
Finance lease	9.67 Years	9.18 Years
Weighted-average Discount Rate
Operating leases	4.51%	4.49%

Schedule of Future Minimum Lease Payments Under Non-cancelable Operating Leases

Amount
RMB

2022	49,811
2023	40,753
2024	40,955
2025	40,837
2026	29,291
Thereafter	79,627
Total lease payments	281,274
Less: interest	(33,664)
Total	247,610
Less: current portion	(48,923)
Non-current portion	198,687